Nationwide®

VLI Separate Account-6

Annual Report

to

Contract Owners

December 31, 2006

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

VLX– 0100AO–12/06

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class II (ACVPIncGr2) 1,323 shares (cost $9,731)	$11,400

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class III (ACVPIncGr3) 16,437 shares (cost $130,082)	141,852

American Century Variable Portfolios, Inc. – Ultra® Fund – Class II (ACVPUltra2) 5,725 shares (cost $56,893)	57,137

American Century Variable Portfolios, Inc. – Ultra® Fund – Class III (ACVPUltra3) 6,906 shares (cost $69,220)	69,266

American Century Variable Portfolios, Inc. – Value Fund – Class II (ACVPVal2) 8,065 shares (cost $62,615)	70,408

American Century Variable Portfolios, Inc. – Value Fund – Class III (ACVPVal3) 41,342 shares (cost $336,305)	361,326

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 5,071 shares (cost $120,218)	131,188

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 R (FidVIPEIS2R) 9,561 shares (cost $240,490)	246,008

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2) 822 shares (cost $26,359)	29,123

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 R (FidVIPGrS2R) 2,000 shares (cost $68,371)	70,574

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 4,869 shares (cost $126,804)	151,465

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 R (FidVIPConS2R) 22,057 shares (cost $684,490)	684,215

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3) 6,976 shares (cost $54,842)	55,595

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 2,847 shares (cost $33,175)	32,311

Gartmore GVIT – Government Bond Fund – Class III (GVITGvtBd3) 15,767 shares (cost $179,047)	178,958

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAg2) 509 shares (cost $5,899)	6,870

Gartmore GVIT – Investor Destinations Aggressive Fund – Class VI (GVITIDAg6) 11,425 shares (cost $143,085)	153,891

Gartmore GVIT – Investor Destinations Conservative Fund – Class VI (GVITIDCon6) 2,676 shares (cost $27,497)	27,935

Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 2,835 shares (cost $31,727)	34,810

Gartmore GVIT – Investor Destinations Moderate Fund – Class VI (GVITIDMod6) 27,354 shares (cost $320,401)	335,092

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 6,374 shares (cost $71,681)	83,502

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class VI (GVITIDModAg6) 24,541 shares (cost $305,200)	$320,499

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 228 shares (cost $2,468)	2,585

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class VI (GVITIDModCon6) 2,740 shares (cost $30,100)	31,016

Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr) 140 shares (cost $3,150)	4,171

Gartmore GVIT – Mid Cap Growth Fund – Class III (GVITMdCpGr3) 634 shares (cost $17,148)	18,954

Gartmore GVIT – Money Market Fund II – Class I (GVITMyMktII) 23,746,194 shares (cost $23,746,194)	23,746,194

Gartmore GVIT – Nationwide® Fund – Class II (GVITNWFund2) 1,047 shares (cost $11,663)	13,904

Gartmore GVIT – Nationwide® Fund – Class III (GVITNWFund3) 2,191 shares (cost $27,733)	29,227

Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2) 162 shares (cost $2,137)	2,626

Gartmore GVIT – Small Cap Growth Fund – Class III (GVITSmCapGr3) 77 shares (cost $1,209)	1,250

Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2) 335 shares (cost $3,963)	4,128

Gartmore GVIT – Small Cap Value Fund – Class III (GVITSmCapVal3) 2,384 shares (cost $29,741)	29,758

Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2) 1,112 shares (cost $24,565)	27,415

Gartmore GVIT – Small Company Fund – Class III (GVITSmComp3) 2,578 shares (cost $61,389)	64,485

Rydex Variable Trust Portfolios – Absolute Return Strategies Fund (RyAbsRtStr) 13,387 shares (cost $348,650)	350,747

Rydex Variable Trust Portfolios – Banking Fund (RyBank) 9,786 shares (cost $316,821)	317,456

Rydex Variable Trust Portfolios – Basic Materials Fund (RyBasicM) 9,369 shares (cost $312,029)	312,259

Rydex Variable Trust Portfolios – Biotechnology Fund (RyBioTech) 3,520 shares (cost $73,773)	72,725

Rydex Variable Trust Portfolios – Commodities Fund (RyComm100) 3,242 shares (cost $61,343)	58,838

Rydex Variable Trust Portfolios – Consumer Products Fund (RyConsProd) 9,197 shares (cost $337,024)	336,158

Rydex Variable Trust Portfolios – Dynamic Dow Fund (RyDyDow) 21,656 shares (cost $592,736)	582,339

Rydex Variable Trust Portfolios – Dynamic OTC Fund (RyDyOTC) 53,869 shares (cost $1,261,173)	1,263,762

Rydex Variable Trust Portfolios – Dynamic S&P 500 Fund (RyDySP500) 31,236 shares (cost $683,999)	678,139

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Rydex Variable Trust Portfolios – Dynamic Strengthening Dollar Fund (RyDyStrDol) 344 shares (cost $7,825)	$7,761

Rydex Variable Trust Portfolios – Dynamic Weakening Dollar Fund (RyDyWeakDol) 7,956 shares (cost $223,553)	218,879

Rydex Variable Trust Portfolios – Electronics Fund (RyElec) 2,203 shares (cost $31,344)	30,892

Rydex Variable Trust Portfolios – Energy Fund (RyEnergy) 9,469 shares (cost $371,809)	313,796

Rydex Variable Trust Portfolios – Energy Services Fund (RyEnSvc) 6,599 shares (cost $207,411)	196,587

Rydex Variable Trust Portfolios – Europe Advantage Fund (RyEuroAdv) 32,924 shares (cost $969,908)	974,554

Rydex Variable Trust Portfolios – Financial Services Fund (RyFinSvc) 4,764 shares (cost $155,408)	153,317

Rydex Variable Trust Portfolios – Government Long Bond Advantage Fund (RyGvtLgBd) 11,669 shares (cost $137,167)	134,894

Rydex Variable Trust Portfolios – Health Care Fund (RyHealthC) 13,586 shares (cost $391,810)	385,985

Rydex Variable Trust Portfolios – Hedged Equity Fund (RyHedgeEq) 7,321 shares (cost $194,463)	192,843

Rydex Variable Trust Portfolios – Internet Fund (RyNet) 10,970 shares (cost $179,679)	177,383

Rydex Variable Trust Portfolios – Inverse Dynamic Dow Fund (RyInDyDow) 3,841 shares (cost $131,472)	128,064

Rydex Variable Trust Portfolios – Inverse Government Long Bond Fund (RyInvGovLgBd) 39,303 shares (cost $835,737)	846,980

Rydex Variable Trust Portfolios – Inverse Mid-Cap Fund (RyInvMidCap) 4,648 shares (cost $174,121)	171,795

Rydex Variable Trust Portfolios – Inverse OTC Fund (RyInOTC) 17,246 shares (cost $337,215)	341,289

Rydex Variable Trust Portfolios – Inverse Russell 2000 Fund (RyInRus2000) 6,724 shares (cost $232,945)	232,701

Rydex Variable Trust Portfolios – Inverse S&P 500 Fund (RyInSP500) 172,973 shares (cost $832,845)	759,351

Rydex Variable Trust Portfolios – Japan Advantage Fund (RyJapanAdv) 31,965 shares (cost $1,012,804)	867,213

Rydex Variable Trust Portfolios – Large Cap Growth Fund (RyLgCapGr) 25,381 shares (cost $685,062)	677,165

Rydex Variable Trust Portfolios – Large Cap Value Fund (RyLgCapVal) 12,839 shares (cost $409,536)	408,012

Rydex Variable Trust Portfolios – Leisure Fund (RyLeisure) 10,487 shares (cost $272,120)	274,650

Rydex Variable Trust Portfolios – Mid Cap Advantage Fund (RyMidCapAdv) 28,668 shares (cost $841,289)	693,770

Rydex Variable Trust Portfolios – Mid Cap Growth Fund (RyMidCapGr) 16,891 shares (cost $510,404)	495,399

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Rydex Variable Trust Portfolios – Mid Cap Value Fund (RyMidCapVal) 14,978 shares (cost $331,327)	$335,206

Rydex Variable Trust Portfolios – Multi Cap Core Equity Fund (RyMCpCoreEq) 674 shares (cost $19,196)	19,270

Rydex Variable Trust Portfolios – Nova Fund (RyNova) 60,456 shares (cost $603,907)	609,996

Rydex Variable Trust Portfolios – OTC Fund (RyOTC) 69,115 shares (cost $1,070,565)	1,063,684

Rydex Variable Trust Portfolios – Precious Metals Fund (RyPrecMet) 92,015 shares (cost $1,106,759)	1,157,547

Rydex Variable Trust Portfolios – Real Estate Fund (RyRealEst) 9,170 shares (cost $465,069)	460,791

Rydex Variable Trust Portfolios – Retailing Fund (RyRetail) 661 shares (cost $20,361)	19,673

Rydex Variable Trust Portfolios – Russell 2000 Advantage Fund (RyRuss2000) 100,362 shares (cost $4,047,500)	4,128,902

Rydex Variable Trust Portfolios – Sector Rotation Fund (RySectRot) 38,826 shares (cost $536,444)	522,990

Rydex Variable Trust Portfolios – Small Cap Growth Fund (RySmCapGr) 17,421 shares (cost $528,515)	521,226

Rydex Variable Trust Portfolios – Small Cap Value Fund (RySmCapVal) 8,347 shares (cost $244,553)	238,732

Rydex Variable Trust Portfolios – Technology Fund (RyTech) 7,540 shares (cost $112,212)	111,139

Rydex Variable Trust Portfolios – Telecommunications Fund (RyTele) 10,208 shares (cost $223,877)	223,663

Rydex Variable Trust Portfolios – Transportation Fund (RyTrans) 3,988 shares (cost $144,732)	139,794

Rydex Variable Trust Portfolios – Utilities Fund (RyUtil) 21,757 shares (cost $489,605)	486,921

Total Investments	49,924,375

Accounts Receivable	–

Total Assets	49,924,375

Accounts Payable	978

Contract Owners Equity (note 7)	$49,923,397

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	ACVPIncGr2	ACVPIncGr3	ACVPUltra2	ACVPUltra3	ACVPVal2	ACVPVal3	FidVIPEIS2
Reinvested dividends	$1,158,198	170	1,037	–	–	788	2,293	3,769

Net investment income (loss)	1,158,198	170	1,037	–	–	788	2,293	3,769

Proceeds from mutual fund shares sold	700,235,793	7,699	17,734	8,894	14,736	3,806	65,919	18,491
Cost of mutual fund shares sold	(698,783,406)	(7,196)	(17,037)	(8,580)	(15,299)	(4,116)	(68,422)	(16,591)

Realized gain (loss) on investments	1,452,387	503	697	314	(563)	(310)	(2,503)	1,900
Change in unrealized gain (loss) on investments	(134,263)	1,142	11,288	(2,395)	(770)	5,127	21,365	1,901

Net gain (loss) on investments	1,318,124	1,645	11,985	(2,081)	(1,333)	4,817	18,862	3,801

Reinvested capital gains	915,129	–	–	–	–	5,590	14,463	15,450

Net increase (decrease) in contract owners’ equity resulting from operations	$3,391,451	1,815	13,022	(2,081)	(1,333)	11,195	35,618	23,020

Investment activity:	FidVIPEIS2R	FidVIPGrS2	FidVIPGrS2R	FidVIPConS2	FidVIPConS2R	GVITFHiInc3	GVITGvtBd	GVITGvtBd3
Reinvested dividends	$5,256	48	144	1,569	4,838	2,596	1,631	5,602

Net investment income (loss)	5,256	48	144	1,569	4,838	2,596	1,631	5,602

Proceeds from mutual fund shares sold	25,693	17,550	52,009	48,404	112,629	32,735	17,876	51,030
Cost of mutual fund shares sold	(24,330)	(15,201)	(49,012)	(35,089)	(100,500)	(32,651)	(18,645)	(51,749)

Realized gain (loss) on investments	1,363	2,349	2,997	13,315	12,129	84	(769)	(719)
Change in unrealized gain (loss) on investments	1,090	(282)	1,161	(7,924)	(11,457)	753	(268)	(118)

Net gain (loss) on investments	2,453	2,067	4,158	5,391	672	837	(1,037)	(837)

Reinvested capital gains	22,131	–	–	12,494	50,725	–	374	792

Net increase (decrease) in contract owners’ equity resulting from operations	$29,840	2,115	4,302	19,454	56,235	3,433	968	5,557

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITIDAgg2	GVITIDAgg6	GVITIDCon6	GVITIDMod2	GVITIDMod6	GVITIDModAg2	GVITIDModAg6	GVITIDModCon2
Reinvested dividends	$131	6,314	1,419	1,028	7,073	1,792	5,095	69

Net investment income (loss)	131	6,314	1,419	1,028	7,073	1,792	5,095	69

Proceeds from mutual fund shares sold	714	570,181	75,809	42,820	127,247	14,223	71,815	64
Cost of mutual fund shares sold	(654)	(586,738)	(76,609)	(41,365)	(123,626)	(13,016)	(68,757)	(63)

Realized gain (loss) on investments	60	(16,557)	(800)	1,455	3,621	1,207	3,058	1
Change in unrealized gain (loss) on investments	751	10,645	1,610	1,816	13,291	7,516	15,253	99

Net gain (loss) on investments	811	(5,912)	810	3,271	16,912	8,723	18,311	100

Reinvested capital gains	95	8,160	477	501	2,707	1,034	2,034	33

Net increase (decrease) in contract owners’ equity resulting from operations	$1,037	8,562	2,706	4,800	26,692	11,549	25,440	202

Investment activity:	GVITIDModCon6	GVITMdCpGr	GVITMdCpGr3	GVITMyMktII	GVITNWFund2	GVITNWFund3	GVITSmCapGr2	GVITSmCapGr3
Reinvested dividends	$1,389	–	–	758,893	127	299	–	–

Net investment income (loss)	1,389	–	–	758,893	127	299	–	–

Proceeds from mutual fund shares sold	88,641	1,045	5,501	233,590,634	2,158	54,487	242	127
Cost of mutual fund shares sold	(87,784)	(816)	(5,181)	(233,590,634)	(1,936)	(54,630)	(201)	(117)

Realized gain (loss) on investments	857	229	320	–	222	(143)	41	10
Change in unrealized gain (loss) on investments	1,104	205	1,431	–	1,384	877	39	24

Net gain (loss) on investments	1,961	434	1,751	–	1,606	734	80	34

Reinvested capital gains	807	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,157	434	1,751	758,893	1,733	1,033	80	34

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITSmCapVal2	GVITSmCapVal3	GVITSmComp2	GVITSmComp3	RyAbsRtStr	RyBank	RyBasicM	RyBioTech
Reinvested dividends	$14	100	15	91	3,945	1,914	3,861	–

Net investment income (loss)	14	100	15	91	3,945	1,914	3,861	–

Proceeds from mutual fund shares sold	12,134	6,304	4,910	2,621	92,849	1,745,016	4,480,096	2,599,055
Cost of mutual fund shares sold	(12,296)	(6,502)	(4,737)	(2,754)	(90,039)	(1,742,257)	(4,443,614)	(2,592,838)

Realized gain (loss) on investments	(162)	(198)	173	(133)	2,810	2,759	36,482	6,217
Change in unrealized gain (loss) on investments	1,116	1,776	2,224	4,117	2,098	1,092	727	(580)

Net gain (loss) on investments	954	1,578	2,397	3,984	4,908	3,851	37,209	5,637

Reinvested capital gains	452	1,960	588	399	5,014	–	5,592	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,420	3,638	3,000	4,474	13,867	5,765	46,662	5,637

Investment activity:	RyComm100	RyConsProd	RyDyDow	RyDyOTC	RyDySP500	RyDyStrDol	RyDyWeakDol	RyElec
Reinvested dividends	$–	2,802	2,622	1,018	6,580	103	8,526	–

Net investment income (loss)	–	2,802	2,622	1,018	6,580	103	8,526	–

Proceeds from mutual fund shares sold	305,948	3,297,539	2,802,930	63,111,420	3,268,282	1,242,806	1,020,554	2,115,504
Cost of mutual fund shares sold	(347,088)	(3,259,973)	(2,732,189)	(62,613,334)	(3,230,912)	(1,247,662)	(1,017,153)	(2,152,700)

Realized gain (loss) on investments	(41,140)	37,566	70,741	498,086	37,370	(4,856)	3,401	(37,196)
Change in unrealized gain (loss) on investments	(2,505)	(643)	(6,477)	41,097	2,802	(64)	(4,673)	21

Net gain (loss) on investments	(43,645)	36,923	64,264	539,183	40,172	(4,920)	(1,272)	(37,175)

Reinvested capital gains	–	3,341	54,039	–	25,920	–	131	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(43,645)	43,066	120,925	540,201	72,672	(4,817)	7,385	(37,175)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	RyEnergy	RyEnSvc	RyEuroAdv	RyFinSvc	RyGvtLgBd	RyHealthC	RyHedgeEq	RyNet
Reinvested dividends	$–	–	14,740	1,587	95,501	–	2,709	–

Net investment income (loss)	–	–	14,740	1,587	95,501	–	2,709	–

Proceeds from mutual fund shares sold	5,606,929	3,390,312	2,822,961	2,349,330	162,922,622	3,874,137	82,815	1,728,185
Cost of mutual fund shares sold	(5,649,725)	(3,468,430)	(2,764,340)	(2,338,583)	(162,532,842)	(3,855,649)	(81,817)	(1,704,604)

Realized gain (loss) on investments	(42,796)	(78,118)	58,621	10,747	389,780	18,488	998	23,581
Change in unrealized gain (loss) on investments	(53,190)	71	3,424	(1,748)	3,248	(5,769)	(1,620)	734

Net gain (loss) on investments	(95,986)	(78,047)	62,045	8,999	393,028	12,719	(622)	24,315

Reinvested capital gains	92,420	33,485	23,987	5,659	–	13,561	5,127	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,566)	(44,562)	100,772	16,245	488,529	26,280	7,214	24,315

Investment activity:	RyInDyDow	RyInvGovLgBd	RyInvMidCap	RyInOTC	RyInRus2000	RyInSP500	RyJapanAdv	RyLgCapGr
Reinvested dividends	$1,865	29,834	938	21,628	3,586	59,961	30,165	–

Net investment income (loss)	1,865	29,834	938	21,628	3,586	59,961	30,165	–

Proceeds from mutual fund shares sold	1,676,315	35,648,073	2,845,937	35,732,002	4,305,518	3,450,333	2,624,105	3,619,439
Cost of mutual fund shares sold	(1,727,492)	(35,714,155)	(2,875,169)	(35,630,876)	(4,363,989)	(3,513,662)	(2,580,123)	(3,617,140)

Realized gain (loss) on investments	(51,177)	(66,082)	(29,232)	101,126	(58,471)	(63,329)	43,982	2,299
Change in unrealized gain (loss) on investments	(4,312)	10,599	(1,895)	833	(109)	(76,169)	(187,011)	(2,330)

Net gain (loss) on investments	(55,489)	(55,483)	(31,127)	101,959	(58,580)	(139,498)	(143,029)	(31)

Reinvested capital gains	–	–	–	–	–	–	152,825	9,978

Net increase (decrease) in contract owners’ equity resulting from operations	$(53,624)	(25,649)	(30,189)	123,587	(54,994)	(79,537)	39,961	9,947

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	RyLgCapVal	RyLeisure	RyMidCapAdv	RyMidCapGr	RyMidCapVal	RyMCpCoreEq	RyNova	RyOTC
Reinvested dividends	$1,997	–	2,675	–	2,495	9	6,286	–

Net investment income (loss)	1,997	–	2,675	–	2,495	9	6,286	–

Proceeds from mutual fund shares sold	6,434,933	907,524	9,782,108	3,813,612	2,067,605	153,715	1,788,157	18,072,853
Cost of mutual fund shares sold	(6,397,732)	(901,434)	(9,757,292)	(3,825,773)	(2,056,066)	(151,342)	(1,734,864)	(17,793,440)

Realized gain (loss) on investments	37,201	6,090	24,816	(12,161)	11,539	2,373	53,293	279,413
Change in unrealized gain (loss) on investments	(434)	2,539	(134,268)	(12,840)	4,308	74	12,828	41,909

Net gain (loss) on investments	36,767	8,629	(109,452)	(25,001)	15,847	2,447	66,121	321,322

Reinvested capital gains	6,389	7,301	188,902	30,089	–	18	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$45,153	15,930	82,125	5,088	18,342	2,474	72,407	321,322

Investment activity:	RyPrecMet	RyRealEst	RyRetail	RyRuss2000	RySectRot	RySmCapGr	RySmCapVal	RyTech
Reinvested dividends	$–	6,944	–	15,064	–	–	1,758	–

Net investment income (loss)	–	6,944	–	15,064	–	–	1,758	–

Proceeds from mutual fund shares sold	4,064,920	3,284,191	1,364,279	29,913,611	2,143,253	3,881,562	3,729,375	2,115,244
Cost of mutual fund shares sold	(4,022,344)	(3,223,241)	(1,365,173)	(29,900,677)	(2,144,300)	(3,892,853)	(3,751,075)	(2,096,657)

Realized gain (loss) on investments	42,576	60,950	(894)	12,934	(1,047)	(11,291)	(21,700)	18,587
Change in unrealized gain (loss) on investments	32,974	(3,001)	(665)	143,595	(18,750)	3,147	(5,238)	1,530

Net gain (loss) on investments	75,550	57,949	(1,559)	156,529	(19,797)	(8,144)	(26,938)	20,117

Reinvested capital gains	–	13,494	572	–	54,409	15,846	18,406	–

Net increase (decrease) in contract owners’ equity resulting from operations	$75,550	78,387	(987)	171,593	34,612	7,702	(6,774)	20,117

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	RyTele	RyTrans	RyUtil
Reinvested dividends	$2,568	–	10,927

Net investment income (loss)	2,568	–	10,927

Proceeds from mutual fund shares sold	2,144,862	3,371,455	7,274,640
Cost of mutual fund shares sold	(2,131,635)	(3,367,786)	(7,238,533)

Realized gain (loss) on investments	13,227	3,669	36,107
Change in unrealized gain (loss) on investments	367	(4,426)	(1,454)

Net gain (loss) on investments	13,594	(757)	34,653

Reinvested capital gains	2,514	–	4,844

Net increase (decrease) in contract owners’ equity resulting from operations	$18,676	(757)	50,424

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		ACVPIncGr2		ACVPIncGr3		ACVPUltra2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,158,198	490,774	170	12,940	1,037	–	–	–
Realized gain (loss) on investments	1,452,387	(304,297)	503	(11,803)	697	67	314	1,912
Change in unrealized gain (loss) on investments	(134,263)	(262,553)	1,142	(2,138)	11,288	482	(2,395)	(5,457)
Reinvested capital gains	915,129	276,474	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,391,451	200,398	1,815	(1,001)	13,022	549	(2,081)	(3,545)

Equity transactions:
Purchase payments received from contract owners (note 6)	21,828,817	19,955,648	–	1,802	11,232	8,412	–	2,816
Transfers between funds	–	–	(6,916)	(5,914)	68,956	54,580	(6,881)	(4,174)
Surrenders (note 6)	(842,330)	(1,059,368)	–	(8,082)	(443)	(1,080)	(377)	(10,052)
Death benefits (note 4)	–	70	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(4,896,363)	(2,067,422)	–	–	(7,285)	–	–	(25,188)
Deductions for surrender charges (note 2d)	(165,947)	(188,070)	(80)	–	(253)	–	–	(148)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,680,057)	(1,868,992)	(648)	(3,164)	(4,138)	(1,288)	(1,418)	(7,778)
Asset charges (note 3)	(145,802)	(94,548)	(55)	(190)	(329)	(82)	(217)	(480)
Adjustments to maintain reserves	(4,186)	12,659	18	(18)	2	23	13	2

Net equity transactions	13,094,132	14,689,977	(7,681)	(15,566)	67,742	60,565	(8,880)	(45,002)

Net change in contract owners’ equity	16,485,583	14,890,375	(5,866)	(16,567)	80,764	61,114	(10,961)	(48,547)
Contract owners’ equity beginning of period	33,437,814	18,547,439	17,288	33,855	61,114	–	68,118	116,665

Contract owners’ equity end of period	$49,923,397	33,437,814	11,422	17,288	141,878	61,114	57,157	68,118

CHANGES IN UNITS:
Beginning units	2,989,670	1,582,462	1,326	2,714	5,672	–	5,704	9,962

Units purchased	3,083,765	2,729,482	–	1,038	6,701	5,901	–	1,355
Units redeemed	(1,927,271)	(1,322,274)	(576)	(2,426)	(1,127)	(229)	(750)	(5,613)

Ending units	4,146,164	2,989,670	750	1,326	11,246	5,672	4,954	5,704

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPUltra3		ACVPVal2		ACVPVal3		FidVIPEIS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	–	788	1,156	2,293	–	3,769	2,054
Realized gain (loss) on investments	(563)	128	(310)	(7,313)	(2,503)	993	1,900	3,444
Change in unrealized gain (loss) on investments	(770)	816	5,127	(5,298)	21,365	3,657	1,901	(2,478)
Reinvested capital gains	–	–	5,590	16,218	14,463	–	15,450	5,078

Net increase (decrease) in contract owners’ equity resulting from operations	(1,333)	944	11,195	4,763	35,618	4,650	23,020	8,098

Equity transactions:
Purchase payments received from contract owners (note 6)	13,814	16,270	–	9,946	37,732	68,966	1,961	15,296
Transfers between funds	32,039	15,446	–	(48,156)	149,284	90,280	(11,345)	(8,808)
Surrenders (note 6)	(302)	(1,036)	(139)	(10,166)	(1,483)	(1,026)	(449)	(2,168)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(42)	(660)	–	(242)	(145)	(1,674)	–	28
Deductions for surrender charges (note 2d)	–	(4)	–	(152)	–	(4)	(56)	(96)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,352)	(1,186)	(3,368)	(9,668)	(14,750)	(4,926)	(7,970)	(8,750)
Asset charges (note 3)	(270)	(68)	(298)	(512)	(880)	(318)	(631)	(622)
Adjustments to maintain reserves	(3)	24	(2)	7	–	14	3	(18)

Net equity transactions	40,884	28,786	(3,807)	(58,943)	169,758	151,312	(18,487)	(5,138)

Net change in contract owners’ equity	39,551	29,730	7,388	(54,180)	205,376	155,962	4,533	2,960
Contract owners’ equity beginning of period	29,730	–	63,031	117,211	155,962	–	126,660	123,700

Contract owners’ equity end of period	$69,281	29,730	70,419	63,031	361,338	155,962	131,193	126,660

CHANGES IN UNITS:
Beginning units	2,692	–	4,744	9,250	14,436	–	9,668	9,968

Units purchased	4,268	2,965	–	2,007	15,225	15,189	874	1,757
Units redeemed	(474)	(273)	(270)	(6,513)	(1,473)	(753)	(2,192)	(2,057)

Ending units	6,486	2,692	4,474	4,744	28,188	14,436	8,350	9,668

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEIS2R		FidVIPGrS2		FidVIPGrS2R		FidVIPConS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$5,256	–	48	122	144	–	1,569	310
Realized gain (loss) on investments	1,363	149	2,349	982	2,997	2,046	13,315	21,466
Change in unrealized gain (loss) on investments	1,090	4,429	(282)	2,670	1,161	1,043	(7,924)	11,517
Reinvested capital gains	22,131	–	–	–	–	–	12,494	44

Net increase (decrease) in contract owners’ equity resulting from operations	29,840	4,578	2,115	3,774	4,302	3,089	19,454	33,337

Equity transactions:
Purchase payments received from contract owners (note 6)	34,274	30,416	–	1,402	10,001	6,550	–	14,246
Transfers between funds	94,811	77,516	(6,060)	7,464	14,265	49,346	(36,344)	(55,918)
Surrenders (note 6)	(672)	(298)	(113)	(8,254)	(928)	(1,204)	(646)	(11,448)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(7,546)	–	–	–	(7,434)	–	–	(204)
Deductions for surrender charges (note 2d)	(102)	(4)	(524)	–	–	–	(30)	(160)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,069)	(3,796)	(2,199)	(5,178)	(5,387)	(1,634)	(10,615)	(16,394)
Asset charges (note 3)	(739)	(202)	(150)	(248)	(297)	(96)	(769)	(994)
Adjustments to maintain reserves	(5)	23	(120)	3	2	10	(5)	(7)

Net equity transactions	107,952	103,655	(9,166)	(4,811)	10,222	52,972	(48,409)	(70,879)

Net change in contract owners’ equity	137,792	108,233	(7,051)	(1,037)	14,524	56,061	(28,955)	(37,542)
Contract owners’ equity beginning of period	108,233	–	36,058	37,095	56,061	–	180,421	217,963

Contract owners’ equity end of period	$246,025	108,233	29,007	36,058	70,585	56,061	151,466	180,421

CHANGES IN UNITS:
Beginning units	9,848	–	3,092	3,356	4,986	–	12,254	17,268

Units purchased	10,980	10,251	–	1,062	2,131	5,245	–	2,675
Units redeemed	(2,156)	(403)	(758)	(1,326)	(1,227)	(259)	(3,022)	(7,689)

Ending units	18,672	9,848	2,334	3,092	5,890	4,986	9,232	12,254

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPConS2R		GVITFHiInc3		GVITGvtBd		GVITGvtBd3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$4,838	–	2,596	–	1,631	2,042	5,602	1,634
Realized gain (loss) on investments	12,129	1,996	84	–	(769)	4,095	(719)	(866)
Change in unrealized gain (loss) on investments	(11,457)	11,183	753	–	(268)	(571)	(118)	29
Reinvested capital gains	50,725	–	–	–	374	126	792	62

Net increase (decrease) in contract owners’ equity resulting from operations	56,235	13,179	3,433	–	968	5,692	5,557	859

Equity transactions:
Purchase payments received from contract owners (note 6)	69,193	42,946	490	–	237	30,448	36,486	18,406
Transfers between funds	406,716	156,108	52,164	–	(14,815)	(28,314)	88,461	40,162
Surrenders (note 6)	(1,581)	(1,224)	(318)	–	–	–	(371)	(2,564)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(15,281)	(732)	743	–	–	–	314	–
Deductions for surrender charges (note 2d)	(246)	(4)	–	–	(49)	(104)	(95)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(32,122)	(6,858)	(815)	–	(3,011)	(4,564)	(6,068)	(1,570)
Asset charges (note 3)	(1,785)	(330)	(102)	–	(239)	(328)	(504)	(122)
Adjustments to maintain reserves	11	25	15	–	(10)	2	(4)	22

Net equity transactions	424,905	189,931	52,177	–	(17,887)	(2,860)	118,219	54,334

Net change in contract owners’ equity	481,140	203,110	55,610	–	(16,919)	2,832	123,776	55,193
Contract owners’ equity beginning of period	203,110	–	–	–	49,236	46,404	55,193	–

Contract owners’ equity end of period	$684,250	203,110	55,610	–	32,317	49,236	178,969	55,193

CHANGES IN UNITS:
Beginning units	16,980	–	–	–	4,484	4,364	5,436	–

Units purchased	38,417	17,781	5,297	–	429	13,199	12,295	5,618
Units redeemed	(4,059)	(801)	(105)	–	(2,065)	(13,079)	(675)	(182)

Ending units	51,338	16,980	5,192	–	2,848	4,484	17,056	5,436

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDAg2		GVITIDAg6		GVITIDCon2		GVITIDCon6
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$131	162	6,314	186	–	14	1,419	838
Realized gain (loss) on investments	60	376	(16,557)	36	–	(1)	(800)	3
Change in unrealized gain (loss) on investments	751	(173)	10,645	162	–	(22)	1,610	(1,172)
Reinvested capital gains	95	162	8,160	212	–	–	477	768

Net increase (decrease) in contract owners’ equity resulting from operations	1,037	527	8,562	596	–	(9)	2,706	437

Equity transactions:
Purchase payments received from contract owners (note 6)	–	130	36,058	4,276	–	–	3,049	2,400
Transfers between funds	–	3,078	101,096	35,654	–	(2,350)	(25,006)	54,020
Surrenders (note 6)	–	–	(97)	–	–	–	(820)	(172)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	3,557	(19,432)	–	–	(137)	(4,062)
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(674)	(1,236)	(14,125)	(1,378)	–	(44)	(3,268)	(900)
Asset charges (note 3)	(40)	(54)	(852)	(24)	–	(4)	(233)	(82)
Adjustments to maintain reserves	17	(6)	(16)	22	–	(13)	7	8

Net equity transactions	(697)	1,912	125,621	19,118	–	(2,411)	(26,408)	51,212

Net change in contract owners’ equity	340	2,439	134,183	19,714	–	(2,420)	(23,702)	51,649
Contract owners’ equity beginningof period	6,557	4,118	19,714	–	–	2,420	51,649	–

Contract owners’ equity end of period	$6,897	6,557	153,897	19,714	–	–	27,947	51,649

CHANGES IN UNITS:
Beginning units	540	366	1,758	–	–	232	4,990	–

Units purchased	–	642	51,877	3,725	–	–	389	5,495
Units redeemed	(54)	(468)	(41,897)	(1,967)	–	(232)	(2,835)	(505)

Ending units	486	540	11,738	1,758	–	–	2,544	4,990

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDMod2		GVITIDMod6		GVITIDModAg2		GVITIDModAg6
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,028	1,644	7,073	1,888	1,792	1,560	5,095	1,560
Realized gain (loss) on investments	1,455	189	3,621	334	1,207	114	3,058	1,199
Change in unrealized gain (loss) on investments	1,816	1,267	13,291	1,400	7,516	4,193	15,253	47
Reinvested capital gains	501	1,284	2,707	1,296	1,034	1,748	2,034	1,612

Net increase (decrease) in contract owners’ equity resulting from operations	4,800	4,384	26,692	4,918	11,549	7,615	25,440	4,418

Equity transactions:
Purchase payments received from contract owners (note 6)	–	13,706	93,209	56,874	–	11,816	83,868	50,416
Transfers between funds	(33,920)	68,502	95,910	115,328	(2,695)	53,360	131,020	75,376
Surrenders (note 6)	–	–	(468)	(174)	(2,216)	(2)	(7,418)	(54)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	(4,118)	(1,515)	–	(1,428)	–
Deductions for surrender charges (note 2d)	–	–	(133)	–	(948)	(106)	(7,231)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,623)	(18,468)	(39,888)	(11,538)	(6,404)	(9,210)	(27,125)	(5,630)
Asset charges (note 3)	(277)	(370)	(1,266)	(256)	(444)	(388)	(924)	(230)
Adjustments to maintain reserves	19	(6)	(14)	22	(6)	8	20	11

Net equity transactions	(42,801)	63,364	147,350	156,138	(14,228)	55,478	170,782	119,889

Net change in contract owners’ equity	(38,001)	67,748	174,042	161,056	(2,679)	63,093	196,222	124,307
Contract owners’ equity beginning of period	72,831	5,083	161,056	–	86,191	23,098	124,307	–

Contract owners’ equity end of period	$34,830	72,831	335,098	161,056	83,512	86,191	320,529	124,307

CHANGES IN UNITS:
Beginning units	6,366	468	14,960	–	7,256	2,082	11,276	–

Units purchased	–	7,616	17,232	16,477	–	6,067	18,395	11,829
Units redeemed	(3,632)	(1,718)	(4,262)	(1,517)	(1,118)	(893)	(4,291)	(553)

Ending units	2,734	6,366	27,930	14,960	6,138	7,256	25,380	11,276

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDModCon2		GVITIDModCon6		GVITMdCpGr		GVITMdCpGr3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$69	706	1,389	668	–	–	–	–
Realized gain (loss) on investments	1	908	857	45	229	319	320	26
Change in unrealized gain (loss) on investments	99	(67)	1,104	(187)	205	183	1,431	376
Reinvested capital gains	33	348	807	572	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	202	1,895	4,157	1,098	434	502	1,751	402

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	7,854	2,542	–	1,086	4,371	2,668
Transfers between funds	–	1,180	(34,335)	60,978	–	(1,254)	(5,343)	16,628
Surrenders (note 6)	–	–	(837)	(56)	2	–	–	(2)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	(3,694)	–	–	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	(659)	–	(53)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(54)	(2,910)	(5,664)	(696)	(363)	(1,618)	(727)	(636)
Asset charges (note 3)	(11)	(184)	(268)	(68)	(25)	(36)	(75)	(32)
Adjustments to maintain reserves	21	(3)	(6)	28	(11)	24	(18)	23

Net equity transactions	(44)	(1,917)	(33,256)	59,034	(1,056)	(1,798)	(1,845)	18,649

Net change in contract owners’ equity	158	(22)	(29,099)	60,132	(622)	(1,296)	(94)	19,051
Contract owners’ equity beginning of period	2,450	2,472	60,132	–	4,809	6,105	19,051	–

Contract owners’ equity end of period	$2,608	2,450	31,033	60,132	4,187	4,809	18,957	19,051

CHANGES IN UNITS:
Beginning units	220	232	5,696	–	356	496	1,624	–

Units purchased	–	3,608	757	6,123	–	92	354	1,682
Units redeemed	(4)	(3,620)	(3,741)	(427)	(74)	(232)	(508)	(58)

Ending units	216	220	2,712	5,696	282	356	1,470	1,624

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMyMktII		GVITNWFund2		GVITNWFund3		GVITSmCapGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$758,893	280,066	127	138	299	100	–	–
Realized gain (loss) on investments	–	–	222	(1,404)	(143)	8	41	145
Change in unrealized gain (loss) on investments	–	–	1,384	903	877	617	39	110
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	758,893	280,066	1,733	(363)	1,033	725	80	255

Equity transactions:
Purchase payments received from contract owners (note 6)	19,420,036	18,519,308	–	15,754	13,339	8,270	–	846
Transfers between funds	(7,222,375)	(3,888,046)	–	(109,292)	3,507	10,244	–	(1,264)
Surrenders (note 6)	(496,640)	(513,586)	–	–	(392)	–	–	–
Death benefits (note 4)	–	70	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(4,446,117)	(1,424,302)	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	(106,274)	(105,846)	–	–	–	–	(30)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,178,263)	(907,960)	(2,079)	(5,032)	(5,409)	(1,892)	(195)	(326)
Asset charges (note 3)	(63,505)	(42,918)	(79)	(172)	(153)	(48)	(16)	(22)
Adjustments to maintain reserves	(1,020)	1,745	(14)	–	(11)	15	11	(11)

Net equity transactions	5,905,842	11,638,465	(2,172)	(98,742)	10,881	16,589	(230)	(777)

Net change in contract owners’ equity	6,664,735	11,918,531	(439)	(99,105)	11,914	17,314	(150)	(522)
Contract owners’ equity beginning of period	17,082,571	5,164,040	14,345	113,450	17,314	–	2,789	3,311

Contract owners’ equity end of period	$23,747,306	17,082,571	13,906	14,345	29,228	17,314	2,639	2,789

CHANGES IN UNITS:
Beginning units	1,663,006	514,102	1,130	9,566	1,560	–	222	284

Units purchased	1,925,089	1,859,176	–	1,482	1,237	1,740	–	77
Units redeemed	(1,367,453)	(710,272)	(164)	(9,918)	(481)	(180)	(18)	(139)

Ending units	2,220,642	1,663,006	966	1,130	2,316	1,560	204	222

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmCapGr3		GVITSmCapVal2		GVITSmCapVal3		GVITSmComp2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	–	14	–	100	10	15	–
Realized gain (loss) on investments	10	21	(162)	218	(198)	12	173	47
Change in unrealized gain (loss) on investments	24	18	1,116	(1,370)	1,776	(1,759)	2,224	(334)
Reinvested capital gains	–	–	452	2,000	1,960	1,576	588	3,482

Net increase (decrease) in contract owners’ equity resulting from operations	34	39	1,420	848	3,638	(161)	3,000	3,195

Equity transactions:
Purchase payments received from contract owners (note 6)	770	1,216	–	2,278	4,590	4,744	–	872
Transfers between funds	–	(650)	(11,469)	(11,354)	10,799	12,976	–	–
Surrenders (note 6)	–	(2)	–	(160)	(275)	(102)	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	(4,998)	–	(4,223)	–
Deductions for surrender charges (note 2d)	(52)	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69)	(30)	(616)	(1,490)	(1,097)	(250)	(572)	(692)
Asset charges (note 3)	(5)	(2)	(49)	(108)	(89)	(22)	(114)	(112)
Adjustments to maintain reserves	10	6	6	(2)	11	9	(21)	13

Net equity transactions	654	538	(12,128)	(10,836)	8,941	17,355	(4,930)	81

Net change in contract owners’ equity	688	577	(10,708)	(9,988)	12,579	17,194	(1,930)	3,276
Contract owners’ equity beginning of period	577	–	14,844	24,832	17,194	–	29,345	26,069

Contract owners’ equity end of period	$1,265	577	4,136	14,844	29,773	17,194	27,415	29,345

CHANGES IN UNITS:
Beginning units	48	–	1,076	1,850	1,502	–	2,012	2,002

Units purchased	64	109	–	177	1,246	1,535	–	69
Units redeemed	(10)	(61)	(820)	(951)	(532)	(33)	(330)	(59)

Ending units	102	48	256	1,076	2,216	1,502	1,682	2,012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmComp3		RyAbsRtStr		RyBank		RyBasicM
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$91	–	3,945	–	1,914	3,774	3,861	530
Realized gain (loss) on investments	(133)	1	2,810	–	2,759	(55,372)	36,482	(45,787)
Change in unrealized gain (loss) on investments	4,117	(1,020)	2,098	–	1,092	(1,002)	727	(542)
Reinvested capital gains	399	1,498	5,014	–	–	38,732	5,592	21,928

Net increase (decrease) in contract owners’ equity resulting from operations	4,474	479	13,867	–	5,765	(13,868)	46,662	(23,871)

Equity transactions:
Purchase payments received from contract owners (note 6)	6,541	2,408	1,001	–	5,628	4,732	30,772	15,228
Transfers between funds	42,880	11,732	353,015	–	284,634	24,506	201,626	(65,478)
Surrenders (note 6)	(2)	–	(36)	–	(2,191)	(29,090)	(425)	(6,204)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(1,836)	–	(9,579)	–	(2,487)	–	(4,603)	(888)
Deductions for surrender charges (note 2d)	–	–	–	–	(211)	(5,028)	(186)	(3,012)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,846)	(198)	(7,018)	–	(5,843)	(5,360)	(20,896)	(9,252)
Asset charges (note 3)	(127)	(22)	(503)	–	(297)	(268)	(1,003)	(586)
Adjustments to maintain reserves	9	8	11	–	(7)	10	25	77

Net equity transactions	45,619	13,928	336,891	–	279,226	(10,498)	205,310	(70,115)

Net change in contract owners’ equity	50,093	14,407	350,758	–	284,991	(24,366)	251,972	(93,986)
Contract owners’ equity beginning of period	14,407	–	–	–	32,480	56,846	60,337	154,323

Contract owners’ equity end of period	$64,500	14,407	350,758	–	317,471	32,480	312,309	60,337

CHANGES IN UNITS:
Beginning units	1,232	–	–	–	2,582	4,394	4,112	10,942

Units purchased	4,012	1,251	35,768	–	20,949	1,350	14,952	1,489
Units redeemed	(322)	(19)	(1,702)	–	(845)	(3,162)	(1,660)	(8,319)

Ending units	4,922	1,232	34,066	–	22,686	2,582	17,404	4,112

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyBioTech		RyComm100		RyConsProd		RyDyDow
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	–	–	–	2,802	470	2,622	2,712
Realized gain (loss) on investments	6,217	19,114	(41,140)	–	37,566	(5,276)	70,741	(64,596)
Change in unrealized gain (loss) on investments	(580)	(202)	(2,505)	–	(643)	(802)	(6,477)	33,341
Reinvested capital gains	–	–	–	–	3,341	2,842	54,039	23,594

Net increase (decrease) in contract owners’ equity resulting from operations	5,637	18,912	(43,645)	–	43,066	(2,766)	120,925	(4,949)

Equity transactions:
Purchase payments received from contract owners (note 6)	11,992	6,692	86	–	10,327	7,510	15,345	112,552
Transfers between funds	(190,483)	182,244	105,320	–	286,129	(89,182)	(77,614)	(237,610)
Surrenders (note 6)	(458)	(10,174)	–	–	(4,247)	(2,230)	(2,220)	(7,834)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(8,197)	(384)	(385)	–	(2,840)	166	(4,868)	(10,780)
Deductions for surrender charges (note 2d)	–	(1,214)	–	–	(279)	(298)	–	(986)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,404)	(7,958)	(2,378)	–	(11,618)	(3,874)	(25,695)	(20,412)
Asset charges (note 3)	(696)	(502)	(161)	–	(815)	(276)	(1,584)	(1,060)
Adjustments to maintain reserves	(1)	(229)	5	–	27	73	(16)	10

Net equity transactions	(200,247)	168,475	102,487	–	276,684	(88,111)	(96,652)	(166,120)

Net change in contract owners’ equity	(194,610)	187,387	58,842	–	319,750	(90,877)	24,273	(171,069)
Contract owners’ equity beginning of period	267,339	79,952	–	–	16,444	107,321	558,075	729,144

Contract owners’ equity end of period	$72,729	267,339	58,842	–	336,194	16,444	582,348	558,075

CHANGES IN UNITS:
Beginning units	23,156	7,664	–	–	1,342	8,724	53,398	67,110

Units purchased	3,729	17,371	8,015	–	23,505	1,944	7,156	12,751
Units redeemed	(20,369)	(1,879)	(325)	–	(1,481)	(9,326)	(17,870)	(26,463)

Ending units	6,516	23,156	7,690	–	23,366	1,342	42,684	53,398

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyDyOTC		RyDySP500		RyDyStrDol		RyDyWeakDol
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,018	–	6,580	400	103	–	8,526	–
Realized gain (loss) on investments	498,086	28,511	37,370	(181,922)	(4,856)	–	3,401	–
Change in unrealized gain (loss) on investments	41,097	(49,004)	2,802	8,526	(64)	–	(4,673)	–
Reinvested capital gains	–	–	25,920	34,852	–	–	131	–

Net increase (decrease) in contract owners’ equity resulting from operations	540,201	(20,493)	72,672	(138,144)	(4,817)	–	7,385	–

Equity transactions:
Purchase payments received from contract owners (note 6)	161,849	77,006	65,806	20,190	288	–	2,912	–
Transfers between funds	(1,159,232)	815,776	269,189	(403,216)	17,850	–	214,297	–
Surrenders (note 6)	(1,702)	(648)	(2,288)	(7,442)	(4,967)	–	(38)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(14,829)	(22)	(31,079)	(9,592)	(14)	–	(2,554)	–
Deductions for surrender charges (note 2d)	(705)	–	(90)	(1,082)	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(90,840)	(50,178)	(41,783)	(42,394)	(550)	–	(2,789)	–
Asset charges (note 3)	(4,570)	(2,870)	(2,126)	(2,052)	(28)	–	(334)	–
Adjustments to maintain reserves	(52)	(6,180)	(8)	(24)	5	–	19	–

Net equity transactions	(1,110,081)	832,884	257,621	(445,612)	12,584	–	211,513	–

Net change in contract owners’ equity	(569,880)	812,391	330,293	(583,756)	7,767	–	218,898	–
Contract owners’ equity beginning of period	1,833,598	1,021,207	347,880	931,636	–	–	–	–

Contract owners’ equity end of period	$1,263,718	1,833,598	678,173	347,880	7,767	–	218,898	–

CHANGES IN UNITS:
Beginning units	146,814	79,288	24,328	67,356	–	–	–	–

Units purchased	29,951	72,321	20,194	3,880	1,323	–	21,445	–
Units redeemed	(80,273)	(4,795)	(6,182)	(46,908)	(535)	–	(561)	–

Ending units	96,492	146,814	38,340	24,328	788	–	20,884	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyElec		RyEnergy		RyEnSvc		RyEuroAdv
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	–	–	108	–	–	14,740	4,428
Realized gain (loss) on investments	(37,196)	(1,609)	(42,796)	72,269	(78,118)	123,864	58,621	45,554
Change in unrealized gain (loss) on investments	21	(3,527)	(53,190)	(5,641)	71	(11,666)	3,424	19,075
Reinvested capital gains	–	–	92,420	31,174	33,485	–	23,987	6,456

Net increase (decrease) in contract owners’ equity resulting from operations	(37,175)	(5,136)	(3,566)	97,910	(44,562)	112,198	100,772	75,513

Equity transactions:
Purchase payments received from contract owners (note 6)	32,713	9,610	44,104	24,402	32,815	66,936	57,407	34,528
Transfers between funds	7,552	(160,224)	28,959	81,890	(63,299)	117,360	689,347	(21,386)
Surrenders (note 6)	(12,757)	(1,666)	(8,313)	(566)	(6,298)	(39,436)	(4,980)	(38,414)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(6,094)	–	(2,692)	(6,558)	(7,976)	(778)	(2,764)	(5,460)
Deductions for surrender charges (note 2d)	(721)	(508)	(388)	(166)	(375)	(4,096)	(1,986)	(5,706)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,227)	(6,462)	(32,963)	(39,034)	(29,324)	(28,370)	(36,666)	(24,108)
Asset charges (note 3)	(717)	(280)	(1,931)	(1,988)	(1,914)	(1,464)	(1,861)	(1,514)
Adjustments to maintain reserves	9	7	37	(10)	30	97	(6)	(275)

Net equity transactions	8,758	(159,523)	26,813	57,970	(76,341)	110,249	698,491	(62,335)

Net change in contract owners’ equity	(28,417)	(164,659)	23,247	155,880	(120,903)	222,447	799,263	13,178
Contract owners’ equity beginning of period	59,323	223,982	290,606	134,726	317,539	95,092	175,289	162,111

Contract owners’ equity end of period	$30,906	59,323	313,853	290,606	196,636	317,539	974,552	175,289

CHANGES IN UNITS:
Beginning units	6,830	26,786	14,022	9,006	15,384	6,832	11,096	10,914

Units purchased	5,668	1,241	2,918	7,691	6,232	12,466	39,348	5,212
Units redeemed	(9,026)	(21,197)	(3,410)	(2,675)	(13,032)	(3,914)	(2,810)	(5,030)

Ending units	3,472	6,830	13,530	14,022	8,584	15,384	47,634	11,096

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyFinSvc		RyGvtLgBd		RyHealthC		RyHedgeEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,587	956	95,501	22,354	–	–	2,709	–
Realized gain (loss) on investments	10,747	(2,511)	389,780	26,128	18,488	10,540	998	–
Change in unrealized gain (loss) on investments	(1,748)	(1,915)	3,248	(3,189)	(5,769)	(244)	(1,620)	–
Reinvested capital gains	5,659	7,722	–	–	13,561	–	5,127	–

Net increase (decrease) in contract owners’ equity resulting from operations	16,245	4,252	488,529	45,293	26,280	10,296	7,214	–

Equity transactions:
Purchase payments received from contract owners (note 6)	7,325	2,870	2,104	15,530	16,683	10,274	2,611	–
Transfers between funds	91,790	(20,610)	(921,146)	773,862	217,485	86,768	192,542	–
Surrenders (note 6)	(2,126)	(11,982)	(40,616)	(76,112)	(3,619)	(4,456)	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(14)	(404)	(4,500)	(93,778)	(5,381)	(1,398)	(5,839)	–
Deductions for surrender charges (note 2d)	(448)	(1,158)	(7,065)	(10,054)	(115)	(758)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,983)	(7,598)	(70,491)	(30,902)	(16,377)	(9,846)	(3,476)	–
Asset charges (note 3)	(455)	(392)	(5,134)	(1,960)	(935)	(662)	(207)	–
Adjustments to maintain reserves	(11)	–	(3,169)	(763)	(3)	73	7	–

Net equity transactions	88,078	(39,274)	(1,050,017)	575,823	207,738	79,995	185,638	–

Net change in contract owners’ equity	104,323	(35,022)	(561,488)	621,116	234,018	90,291	192,852	–
Contract owners’ equity beginning of period	49,002	84,024	693,237	72,121	151,985	61,694	–	–

Contract owners’ equity end of period	$153,325	49,002	131,749	693,237	386,003	151,985	192,852	–

CHANGES IN UNITS:
Beginning units	3,668	6,502	57,198	6,408	12,090	5,430	–	–

Units purchased	6,935	232	1,129	86,513	19,220	8,111	19,826	–
Units redeemed	(771)	(3,066)	(47,103)	(35,723)	(2,098)	(1,451)	(956)	–

Ending units	9,832	3,668	11,224	57,198	29,212	12,090	18,870	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyNet		RyInDyDow		RyInvGovLgBd		RyInvMidCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	–	1,865	1,420	29,834	–	938	500
Realized gain (loss) on investments	23,581	(14,512)	(51,177)	(6,166)	(66,082)	63,517	(29,232)	(43,785)
Change in unrealized gain (loss) on investments	734	(2,949)	(4,312)	5,372	10,599	6,721	(1,895)	(430)
Reinvested capital gains	–	5,312	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	24,315	(12,149)	(53,624)	626	(25,649)	70,238	(30,189)	(43,715)

Equity transactions:
Purchase payments received from contract owners (note 6)	3,915	9,588	4,105	11,090	30,351	24,196	2,236	728
Transfers between funds	31,030	40,566	108,274	(17,000)	783,473	(293,802)	196,327	60,296
Surrenders (note 6)	(7,838)	(182)	(184)	(408)	(32,441)	(1,234)	(4,996)	(308)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(9,535)	–	(6,183)	(648)	(6,626)	(3,340)	379	(2)
Deductions for surrender charges (note 2d)	(401)	–	–	(158)	(7,123)	(216)	(247)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,562)	(3,632)	(13,134)	(9,076)	(41,249)	(24,812)	(7,134)	(1,052)
Asset charges (note 3)	(370)	(214)	(541)	(436)	(2,295)	(1,238)	(495)	(106)
Adjustments to maintain reserves	9	7	(11)	141	(6)	(442)	4	5

Net equity transactions	11,248	46,133	92,326	(16,495)	724,084	(300,888)	186,074	59,561

Net change in contract owners’ equity	35,563	33,984	38,702	(15,869)	698,435	(230,650)	155,885	15,846
Contract owners’ equity beginning of period	141,847	107,863	89,362	105,231	148,540	379,190	15,916	70

Contract owners’ equity end of period	$177,410	141,847	128,064	89,362	846,975	148,540	171,801	15,916

CHANGES IN UNITS:
Beginning units	10,806	8,104	9,932	11,886	18,996	45,952	1,968	8

Units purchased	3,252	3,389	10,752	3,854	91,952	6,930	22,243	2,130
Units redeemed	(1,738)	(687)	(2,490)	(5,808)	(10,754)	(33,886)	(2,123)	(170)

Ending units	12,320	10,806	18,194	9,932	100,194	18,996	22,088	1,968

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyInOTC		RyInRus2000		RyInSP500		RyJapanAdv
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$21,628	–	3,586	1,928	59,961	–	30,165	–
Realized gain (loss) on investments	101,126	(67,232)	(58,471)	(169,859)	(63,329)	(25,320)	43,982	28,673
Change in unrealized gain (loss) on investments	833	3,228	(109)	(134)	(76,169)	2,811	(187,011)	39,849
Reinvested capital gains	–	–	–	–	–	–	152,825	–

Net increase (decrease) in contract owners’ equity resulting from operations	123,587	(64,004)	(54,994)	(168,065)	(79,537)	(22,509)	39,961	68,522

Equity transactions:
Purchase payments received from contract owners (note 6)	11,317	4,038	5,534	1,038	258,439	19,214	302,207	40,906
Transfers between funds	11,446	342,780	226,312	302,832	17,559	723,492	104,868	340,974
Surrenders (note 6)	(7,883)	(30,224)	(9,870)	(1,992)	(34,349)	(558)	(272)	(40,052)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(9,743)	–	(710)	(44,368)	(3,944)	–	(9,894)	(4,262)
Deductions for surrender charges (note 2d)	(605)	(3,438)	(500)	(214)	(6,964)	–	(183)	(3,890)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33,759)	(21,432)	(11,139)	(9,552)	(87,035)	(29,730)	(57,049)	(15,302)
Asset charges (note 3)	(1,912)	(1,022)	(848)	(764)	(2,304)	(940)	(1,914)	(620)
Adjustments to maintain reserves	(94)	16,482	(2)	(7)	(11)	88	(5)	550

Net equity transactions	(31,233)	307,184	208,777	246,973	141,391	711,566	337,758	318,304

Net change in contract owners’ equity	92,354	243,180	153,783	78,908	61,854	689,057	377,719	386,826
Contract owners’ equity beginning of period	248,851	5,671	78,925	17	697,499	8,442	489,507	102,681

Contract owners’ equity end of period	$341,205	248,851	232,708	78,925	759,353	697,499	867,226	489,507

CHANGES IN UNITS:
Beginning units	30,592	706	9,506	2	85,596	1,028	33,996	8,582

Units purchased	18,809	36,699	25,883	15,854	32,615	88,362	28,623	30,318
Units redeemed	(6,859)	(6,813)	(3,555)	(6,350)	(17,465)	(3,794)	(5,333)	(4,904)

Ending units	42,542	30,592	31,834	9,506	100,746	85,596	57,286	33,996

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyLgCapGr		RyLgCapVal		RyLeisure		RyMidCapAdv
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	172	1,997	290	–	–	2,675	–
Realized gain (loss) on investments	2,299	(1,814)	37,201	(2,567)	6,090	(5,988)	24,816	102,079
Change in unrealized gain (loss) on investments	(2,330)	(2,408)	(434)	593	2,539	(3,102)	(134,268)	(26,202)
Reinvested capital gains	9,978	4,032	6,389	2,066	7,301	3,292	188,902	1,450

Net increase (decrease) in contract owners’ equity resulting from operations	9,947	(18)	45,153	382	15,930	(5,798)	82,125	77,327

Equity transactions:
Purchase payments received from contract owners (note 6)	33,366	15,426	22,154	862	2,628	7,974	85,975	50,718
Transfers between funds	447,552	3,834	388,907	(12,320)	259,322	(169,730)	(140,858)	239,324
Surrenders (note 6)	(6,023)	(40,590)	(66,899)	(28,948)	(170)	(240)	(3,434)	(18,962)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(4,434)	(7,532)	(6,002)	–	(14)	(2)	(22,421)	(10,830)
Deductions for surrender charges (note 2d)	(1,316)	(6,218)	(9,253)	(3,062)	(215)	–	(790)	(4,916)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,282)	(8,640)	(19,642)	(5,066)	(4,378)	(3,358)	(65,899)	(60,196)
Asset charges (note 3)	(1,215)	(520)	(1,113)	(266)	(269)	(236)	(3,034)	(3,192)
Adjustments to maintain reserves	3	3	–	23	(10)	9	(3)	(7)

Net equity transactions	448,651	(44,237)	308,152	(48,777)	256,894	(165,583)	(150,464)	191,939

Net change in contract owners’ equity	458,598	(44,255)	353,305	(48,395)	272,824	(171,381)	(68,339)	269,266
Contract owners’ equity beginning of period	218,572	262,827	54,732	103,127	1,836	173,217	762,133	492,867

Contract owners’ equity end of period	$677,170	218,572	408,037	54,732	274,660	1,836	693,794	762,133

CHANGES IN UNITS:
Beginning units	20,598	25,208	4,670	9,168	140	12,566	47,902	35,336

Units purchased	43,016	13,092	33,438	11,946	17,162	1,755	7,558	19,940
Units redeemed	(3,070)	(17,702)	(8,518)	(16,444)	(338)	(14,181)	(15,984)	(7,374)

Ending units	60,544	20,598	29,590	4,670	16,964	140	39,476	47,902

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyMidCapGr		RyMidCapVal		RyMCpCoreEq		RyNova
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	–	2,495	228	9	–	6,286	1,404
Realized gain (loss) on investments	(12,161)	2,409	11,539	(23,257)	2,373	–	53,293	28,692
Change in unrealized gain (loss) on investments	(12,840)	(2,467)	4,308	9,253	74	–	12,828	(24,380)
Reinvested capital gains	30,089	–	–	12,028	18	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,088	(58)	18,342	(1,748)	2,474	–	72,407	5,716

Equity transactions:
Purchase payments received from contract owners (note 6)	40,462	8,242	25,673	11,184	–	–	50,851	26,864
Transfers between funds	100,836	156,238	277,229	(179,412)	17,511	–	32,186	(39,518)
Surrenders (note 6)	(5,933)	(12,346)	(27)	(254)	–	–	(1,459)	(8,684)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(6,116)	(11,136)	(6,556)	(4,060)	(93)	–	(48,640)	(9,308)
Deductions for surrender charges (note 2d)	(2,118)	(3,342)	(375)	(54)	–	–	–	(1,646)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,597)	(10,314)	(12,185)	(11,278)	(573)	–	(29,080)	(32,580)
Asset charges (note 3)	(1,349)	(562)	(632)	(474)	(51)	–	(1,797)	(1,920)
Adjustments to maintain reserves	(4)	(15)	(6)	36	14	–	6	1

Net equity transactions	105,181	126,765	283,121	(184,312)	16,808	–	2,067	(66,791)

Net change in contract owners’ equity	110,269	126,707	301,463	(186,060)	19,282	–	74,474	(61,075)
Contract owners’ equity beginning of period	385,137	258,430	33,768	219,828	–	–	535,537	596,612

Contract owners’ equity end of period	$495,406	385,137	335,231	33,768	19,282	–	610,011	535,537

CHANGES IN UNITS:
Beginning units	31,840	23,814	2,706	19,082	–	–	39,642	45,914

Units purchased	11,014	11,465	21,804	2,091	1,894	–	7,968	25,241
Units redeemed	(3,140)	(3,439)	(1,564)	(18,467)	(76)	–	(9,752)	(31,513)

Ending units	39,714	31,840	22,946	2,706	1,818	–	37,858	39,642

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyOTC		RyPrecMet		RyRealEst		RyRetail
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	–	–	–	6,944	3,682	–	–
Realized gain (loss) on investments	279,413	53,269	42,576	37,894	60,950	14,818	(894)	(16,448)
Change in unrealized gain (loss) on investments	41,909	(60,533)	32,974	18,069	(3,001)	(2,136)	(665)	29
Reinvested capital gains	–	–	–	–	13,494	–	572	1,520

Net increase (decrease) in contract owners’ equity resulting from operations	321,322	(7,264)	75,550	55,963	78,387	16,364	(987)	(14,899)

Equity transactions:
Purchase payments received from contract owners (note 6)	113,429	49,080	77,922	9,400	33,976	19,992	15,402	2,814
Transfers between funds	(1,546,375)	1,551,706	692,407	237,224	268,581	(30,766)	(6,901)	11,530
Surrenders (note 6)	(6,955)	(10,068)	(4,951)	(58)	(11,993)	(9,614)	(58)	(106)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(15,530)	(19,162)	(11,924)	(490)	(7,497)	(16)	–	–
Deductions for surrender charges (note 2d)	(794)	(6,240)	(348)	–	(1,349)	(3,678)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(64,819)	(45,582)	(37,669)	(11,608)	(19,284)	(12,240)	(3,940)	(3,908)
Asset charges (note 3)	(4,448)	(2,764)	(2,842)	(640)	(1,187)	(934)	(221)	(266)
Adjustments to maintain reserves	(8)	(99)	83	790	2	26	5	10

Net equity transactions	(1,525,500)	1,516,871	712,678	234,618	261,249	(37,230)	4,287	10,074

Net change in contract owners’ equity	(1,204,178)	1,509,607	788,228	290,581	339,636	(20,866)	3,300	(4,825)
Contract owners’ equity beginning of period	2,267,861	758,254	369,412	78,831	121,189	142,055	16,397	21,222

Contract owners’ equity end of period	$1,063,683	2,267,861	1,157,640	369,412	460,825	121,189	19,697	16,397

CHANGES IN UNITS:
Beginning units	192,028	64,918	28,740	7,414	7,876	9,892	1,402	1,914

Units purchased	16,454	134,416	50,062	22,570	17,411	1,682	1,348	1,804
Units redeemed	(123,332)	(7,306)	(4,632)	(1,244)	(2,377)	(3,698)	(1,220)	(2,316)

Ending units	85,150	192,028	74,170	28,740	22,910	7,876	1,530	1,402

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyRuss2000		RySectRot		RySmCapGr		RySmCapVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$15,064	134,156	–	–	–	–	1,758	–
Realized gain (loss) on investments	12,934	(233,821)	(1,047)	9,856	(11,291)	(18,272)	(21,700)	(14,294)
Change in unrealized gain (loss) on investments	143,595	(222,883)	(18,750)	3,172	3,147	(7,175)	(5,238)	3,065
Reinvested capital gains	–	–	54,409	–	15,846	11,910	18,406	11,402

Net increase (decrease) in contract owners’ equity resulting from operations	171,593	(322,548)	34,612	13,028	7,702	(13,537)	(6,774)	173

Equity transactions:
Purchase payments received from contract owners (note 6)	101,312	166,714	91,564	31,516	31,119	18,364	13,254	10,086
Transfers between funds	2,235,487	(1,379,430)	216,373	94,468	253,432	(45,958)	156,026	(104,038)
Surrenders (note 6)	(5,686)	(14,294)	(3,279)	(196)	(4,880)	(19,416)	(839)	(4,188)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(39,331)	(322,980)	(28,410)	(14)	(2,950)	(12,228)	(3,367)	(1,880)
Deductions for surrender charges (note 2d)	(229)	(4,400)	(1,005)	–	(1,044)	(4,286)	(1,020)	(266)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(162,722)	(147,714)	(43,583)	(16,082)	(17,149)	(12,892)	(12,093)	(8,350)
Asset charges (note 3)	(8,476)	(8,364)	(2,228)	(608)	(1,162)	(648)	(844)	(400)
Adjustments to maintain reserves	30	1	(5)	7	–	(280)	7	20

Net equity transactions	2,120,385	(1,710,467)	229,427	109,091	257,366	(77,344)	151,124	(109,016)

Net change in contract owners’ equity	2,291,978	(2,033,015)	264,039	122,119	265,068	(90,881)	144,350	(108,843)
Contract owners’ equity beginning of period	1,836,973	3,869,988	258,967	136,848	256,172	347,053	94,409	203,252

Contract owners’ equity end of period	$4,128,951	1,836,973	523,006	258,967	521,240	256,172	238,759	94,409

CHANGES IN UNITS:
Beginning units	123,690	270,782	19,448	11,686	20,828	29,966	7,718	17,220

Units purchased	119,367	13,136	23,113	9,142	21,238	1,949	10,252	1,304
Units redeemed	(13,005)	(160,228)	(7,299)	(1,380)	(2,728)	(11,087)	(1,596)	(10,806)

Ending units	230,052	123,690	35,262	19,448	39,338	20,828	16,374	7,718

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RyTech		RyTele		RyTrans		RyUtil
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	–	2,568	–	–	–	10,927	1,464
Realized gain (loss) on investments	18,587	8,606	13,227	(15,852)	3,669	8,701	36,107	7,577
Change in unrealized gain (loss) on investments	1,530	(2,486)	367	(644)	(4,426)	(2,077)	(1,454)	(973)
Reinvested capital gains	–	–	2,514	17,386	–	690	4,844	–

Net increase (decrease) in contract owners’ equity resulting from operations	20,117	6,120	18,676	890	(757)	7,314	50,424	8,068

Equity transactions:
Purchase payments received from contract owners (note 6)	27,403	17,266	1,789	6,684	30,310	4,762	21,251	9,310
Transfers between funds	(56,475)	97,854	185,194	27,470	5,865	58,968	312,047	53,254
Surrenders (note 6)	(263)	(426)	(502)	(462)	(751)	(56)	(6,129)	(6,336)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(11,899)	(24)	(10,016)	(24)	(6,367)	–	(8,472)	(960)
Deductions for surrender charges (note 2d)	(44)	–	(551)	–	(89)	–	–	(1,352)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,735)	(8,422)	(8,496)	(5,422)	(17,468)	(2,496)	(18,090)	(13,620)
Asset charges (note 3)	(659)	(424)	(554)	(268)	(978)	(194)	(976)	(908)
Adjustments to maintain reserves	(16)	22	9	16	20	(19)	(8)	412

Net equity transactions	(52,688)	105,846	166,873	27,994	10,542	60,965	299,623	39,800

Net change in contract owners’ equity	(32,571)	111,966	185,549	28,884	9,785	68,279	350,047	47,868
Contract owners’ equity beginning of period	143,719	31,753	38,133	9,249	130,035	61,756	136,903	89,035

Contract owners’ equity end of period	$111,148	143,719	223,682	38,133	139,820	130,035	486,950	136,903

CHANGES IN UNITS:
Beginning units	13,002	2,962	3,024	742	9,142	4,710	9,710	6,982

Units purchased	2,574	10,917	13,236	2,787	3,543	4,715	21,652	4,407
Units redeemed	(6,080)	(877)	(1,418)	(505)	(3,531)	(283)	(2,810)	(1,679)

Ending units	9,496	13,002	14,842	3,024	9,154	9,142	28,552	9,710

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VLI Separate Account-6 (The Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July, 10 2001 and commenced operations on November 30, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b)	The Contracts

Only policies with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Policy owners may invest in the following:

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)*

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class II (ACVPIncGr2)

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class III (ACVPIncGr3)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)*

    American Century Variable Portfolios Inc. – Ultra® Fund – Class II (ACVPUltra2)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class III (ACVPUltra3)

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)*

    American Century Variable Portfolios Inc. – Value Fund – Class II (ACVPVal2)

    American Century Variable Portfolios Inc. – Value Fund – Class III (ACVPVal3)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS)*

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 R (FidVIPEIS2R)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS)*

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 R (FidVIPGrS2R)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS)*

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 R (FidVIPConS2R)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Government Bond Fund – Class II (GVITGvtBd2)*

    Gartmore GVIT – Government Bond Fund – Class III (GVITGvtBd3)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class VI (GVITIDAgg6)

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)*

    Gartmore GVIT – Investor Destinations Conservative Fund – Class VI (GVITIDCon6)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class VI (GVITIDMod6)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class VI (GVITIDModAg6)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class VI (GVITIDModCon6)

    Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT – Mid Cap Growth Fund – Class III (GVITMdCpGr3)

    Gartmore GVIT – Money Market Fund II – Class I (GVITMyMktII)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)*

    Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2)

    Gartmore GVIT – Nationwide Fund – Class III (GVITNWFund3)

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)*

    Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2)

    Gartmore GVIT – Small Cap Growth Fund – Class III (GVITSmCapGr3)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)*

    Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2)

    Gartmore GVIT – Small Cap Value Fund – Class III (GVITSmCapVal3)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)*

    Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2)

    Gartmore GVIT – Small Company Fund – Class III (GVITSmComp3)

Portfolios of the Rydex Variable Trust Portfolios;

    Rydex Variable Trust Portfolios – Absolute Return Strategies Fund (RyAbsRtStr)

    Rydex Variable Trust Portfolios – Banking Fund (RyBank)

    Rydex Variable Trust Portfolios – Basic Materials Fund (RyBasicM)

    Rydex Variable Trust Portfolios – Biotechnology Fund (RyBioTech)

    Rydex Variable Trust Portfolios – Commodities Fund (RyComm100)

    Rydex Variable Trust Portfolios – Consumer Products Fund (RyConsProd)

    Rydex Variable Trust Portfolios – Dynamic Dow Fund (RyDyDow)

        (formerly Rydex Variable Trust Portfolios – Long Dynamic Dow 30 Fund)

    Rydex Variable Trust Portfolios – Dynamic OTC Fund (RyDyOTC)

        (formerly Rydex Variable Trust Portfolios – Velocity 100 Fund)

    Rydex Variable Trust Portfolios – Dynamic S&P 500 Fund (RyDySP500)

        (formerly Rydex Variable Trust Portfolios – Titan 500 Fund)

    Rydex Variable Trust Portfolios – Dynamic Strengthening Dollar Fund (RyDyStrDol)

        (formerly Rydex Variable Trust Portfolios – Strengthening Dollar Fund)

    Rydex Variable Trust Portfolios – Dynamic Weakening Dollar Fund (RyDyWeakDol)

        (formerly Rydex Variable Trust Portfolios – Weakening Dollar Fund)

    Rydex Variable Trust Portfolios – Electronics Fund (RyElec)

    Rydex Variable Trust Portfolios – Energy Fund (RyEnergy)

    Rydex Variable Trust Portfolios – Energy Services Fund (RyEnSvc)

    Rydex Variable Trust Portfolios – Europe Advantage Fund (RyEuroAdv)

        (formerly Rydex Variable Trust Portfolios – Large-Cap Europe Fund)

    Rydex Variable Trust Portfolios – Financial Services Fund (RyFinSvc)

    Rydex Variable Trust Portfolios – Government Long Bond Advantage Fund (RyGvtLgBd)

        (formerly Rydex Variable Trust Portfolios – U.S. Government Bond Fund)

    Rydex Variable Trust Portfolios – Health Care Fund (RyHealthC)

    Rydex Variable Trust Portfolios – Hedged Equity Fund (RyHedgeEq)

    Rydex Variable Trust Portfolios – Internet Fund (RyNet)

    Rydex Variable Trust Portfolios – Inverse Dynamic Dow Fund (RyInDyDow)

        (formerly Rydex Variable Trust Portfolios – Inverse Dynamic Dow 30 Fund)

    Rydex Variable Trust Portfolios – Inverse Government Long Bond Fund (RyInGovLgBd)

        (formerly Rydex Variable Trust Portfolios – Juno Fund)

    Rydex Variable Trust Portfolios – Inverse Mid Cap Fund (RyInMidCap)

    Rydex Variable Trust Portfolios – Inverse OTC Fund (RyInOTC)

        (formerly Rydex Variable Trust Portfolios – Arktos Fund)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Rydex Variable Trust Portfolios – Inverse Russell 2000 Fund (RyInRus2000)

        (formerly Rydex Variable Trust Portfolios – Inverse Small-Cap Fund)

    Rydex Variable Trust Portfolios – Inverse S&P 500 Fund (RyInSP500)

        (formerly Rydex Variable Trust Portfolios – Ursa Fund)

    Rydex Variable Trust Portfolios – Japan Advantage Fund (RyJapanAdv)

        (formerly Rydex Variable Trust Portfolios – Large-Cap Japan Fund)

    Rydex Variable Trust Portfolios – Large Cap Growth Fund (RyLgCapGr)

    Rydex Variable Trust Portfolios – Large Cap Value Fund (RyLgCapVal)

    Rydex Variable Trust Portfolios – Leisure Fund (RyLeisure)

    Rydex Variable Trust Portfolios – Mid Cap Advantage Fund (RyMidCapAdv)

        (formerly Rydex Variable Trust Portfolios – Medius Fund)

    Rydex Variable Trust Portfolios – Mid Cap Growth Fund (RyMidCapGr)

    Rydex Variable Trust Portfolios – Mid Cap Value Fund (RyMidCapVal)

    Rydex Variable Trust Portfolios – Multi Cap Core Equity Fund (RyMCpCoreEq)

        (formerly Rydex Variable Trust Portfolios – Core Equity Fund)

    Rydex Variable Trust Portfolios – Nova Fund (RyNova)

    Rydex Variable Trust Portfolios – OTC Fund (RyOTC)

    Rydex Variable Trust Portfolios – Precious Metals Fund (RyPrecMet)

    Rydex Variable Trust Portfolios – Real Estate Fund (RyRealEst)

    Rydex Variable Trust Portfolios – Retailing Fund (RyRetail)

    Rydex Variable Trust Portfolios – Russell 2000 Advantage Fund (RyRuss2000)

        (formerly Rydex Variable Trust Portfolios – Mekros Fund)

    Rydex Variable Trust Portfolios – Sector Rotation Fund (RySectRot)

    Rydex Variable Trust Portfolios – Small Cap Growth Fund (RySmCapGr)

    Rydex Variable Trust Portfolios – Small Cap Value Fund (RySmCapVal)

    Rydex Variable Trust Portfolios – Technology Fund (RyTech)

    Rydex Variable Trust Portfolios – Telecommunications Fund (RyTele)

    Rydex Variable Trust Portfolios – Transportation Fund (RyTrans)

    Rydex Variable Trust Portfolios – Utilities Fund (RyUtil)

At December 31, 2006, contract owners were invested in all of the above funds except those noted with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the Accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed) The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157 SFAS 157. also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(2)	Policy Charges

(a)	Deductions from Premiums

The Company deducts a premium load charge to cover sales loads and state premium taxes. The sales load portion of the premium load charge is $5 per $1,000 of premium and covers sales expenses incurred by the Company. The premium tax portion of the premium load charge is $35 per $1,000 of premium and is used to reimburse the Company for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%).

For the periods ended December 31, 2006 and 2005, total front-end sales charge deductions were $686,742 and $533,767, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class, and net amount at risk (death benefit less total contract value). This charge is assessed monthly against each contract by liquidating units.

(c)	Administrative Charges

The Company currently deducts $10 per month through the first year from the policy date, which is also the maximum guaranteed administrative charge. Thereafter, the Company will deduct $5 per month, and the maximum guaranteed administrative charge is $7.50 per month. These charges are assessed against each contract monthly by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans and less a surrender charge if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by age, sex and rate class. The surrender charge is 100% of the initial surrender charge in the first year, and declines in specified percentages. After the ninth year, the charge is 0%.

Surrender charges are assessed by liquidating units. The Company may wave the surrender charge for certain contracts in which sales expenses normally associated with the distribution of a contract are not incurred.

(3)	Asset Charges

The Company deducts a monthly asset fee from each contract. This charge is $0.60 on the first $25,000 of cash value. During the first through fifteenth years from the policy date, the charge is $0.30 per $1,000 of cash value thereafter. Otherwise, the charge is $0.20 per $1,000 of cash value thereafter. This charge is assessed monthly against each contract by liquidating units.

(4)	Death Benefits

Death benefit proceeds result in the redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. The contracts have a minimum required death benefit. The minimum required death benefit is the lowest benefit that will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

There are three options a contract owner may choose when determining the death benefit:

1)	The death benefit will be the greater of the specified amount or minimum required death benefit;

2)	The death benefit will be the greater of the specified amount plus the cash value as of the date of death, or the minimum required death benefit;

3)	The death benefit will be the specified amount plus the accumulated premium account (which consists of all premium payments minus all partial surrenders to the date of death).

For any death benefit option, the calculation of the minimum required death benefit is shown on the Policy Data Page. Not all death benefit options are available in all states.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of any surrender charges. Interest is charged on the outstanding loans and is due and payable in advance on the policy anniversary. In certain circumstances a contract owner may elect to use a Preferred Policy Loan. In this case, the loan value cannot exceed 5% of the policy’s cash surrender value as of the beginning of the year from the policy date.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2006 and 2005, total transfers into the Account from the fixed account were $567,395 and $168,637, respectively, and total transfers from the Account to the fixed account were $5,463,757 and $2,236,023, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for the three year period ended December 31, 2006 and the period November 30, 2003 (commencement of operations) through December 31, 2003.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Income & Growth Fund – Class II
2006	0.00%	750	$15.229877	$11,422	1.44%	16.81%
2005	0.00%	1,326	13.037836	17,288	34.55%	4.52%
2004	0.00%	2,714	12.474389	33,855	1.01%	12.57%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class III
2006	0.00%	11,246	12.615826	141,878	1.36%	17.09%
2005	0.00%	5,672	10.774753	61,114	0.00%	7.75%	05/02/05

American Century Variable Portfolios, Inc. – Ultra® Fund – Class II
2006	0.00%	4,954	11.537562	57,157	0.00%	-3.39%
2005	0.00%	5,704	11.942190	68,118	0.00%	1.97%
2004	0.00%	9,962	11.710979	116,665	0.00%	10.59%

American Century Variable Portfolios, Inc. – Ultra® Fund – Class III
2006	0.00%	6,486	10.681571	69,281	0.00%	-3.28%
2005	0.00%	2,692	11.043659	29,730	0.00%	10.44%	05/02/05

American Century Variable Portfolios, Inc. – Value Fund – Class II
2006	0.00%	4,474	15.739668	70,419	1.21%	18.46%
2005	0.00%	4,744	13.286571	63,031	1.04%	4.85%
2004	0.00%	9,250	12.671512	117,211	0.00%	14.17%

American Century Variable Portfolios, Inc. – Value Fund – Class III
2006	0.00%	28,188	12.818874	361,338	1.21%	18.65%
2005	0.00%	14,436	10.803690	155,962	0.00%	8.04%	05/02/05

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2004	0.00%	9,968	12.409671	123,700	0.18%	11.23%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2
2006	0.00%	8,350	15.711721	131,193	3.01%	19.93%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 R
2006	0.00%	18,672	13.176169	246,025	3.37%	19.89%
2005	0.00%	9,848	10.990361	108,233	0.00%	9.90%	05/02/05
2005	0.00%	9,668	13.100905	126,660	1.48%	5.57%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2004	0.00%	3,356	11.053471	37,095	0.11%	3.12%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2
2006	0.00%	2,334	12.428116	29,007	0.16%	6.57%
2005	0.00%	3,092	11.661647	36,058	0.25%	5.50%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 R
2006	0.00%	5,890	11.983852	70,585	0.21%	6.58%
2005	0.00%	4,986	11.243640	56,061	0.00%	12.44%	05/02/05

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2004	0.00%	17,268	12.622344	217,963	0.04%	15.16%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2
2006	0.00%	9,232	16.406598	151,466	0.90%	11.43%
2005	0.00%	12,254	14.723477	180,421	0.14%	16.65%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 R
2006	0.00%	51,338	13.328329	684,250	1.17%	11.43%
2005	0.00%	16,980	11.961699	203,110	0.00%	19.62%	05/02/05

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	0.00%	5,192	10.710781	55,610	5.76%	7.11%	05/01/06

Gartmore GVIT – Government Bond Fund – Class I
2006	0.00%	2,848	11.347304	32,317	4.06%	3.34%
2005	0.00%	4,484	10.980441	49,236	1.46%	3.26%
2004	0.00%	4,364	10.633428	46,404	4.89%	3.26%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Government Bond Fund – Class III
2006	0.00%	17,056	$10.493015	$178,969	4.84%	3.35%
2005	0.00%	5,436	10.153318	55,193	3.43%	1.53%	05/02/05

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.00%	486	14.191530	6,897	1.97%	16.87%
2005	0.00%	540	12.143224	6,557	1.85%	7.93%
2004	0.00%	366	11.250923	4,118	2.95%	12.51%	05/03/04

Gartmore GVIT – Investor Destinations Aggressive Fund – Class VI
2006	0.00%	11,738	13.110997	153,897	3.10%	16.92%
2005	0.00%	1,758	11.213798	19,714	2.78%	12.14%	05/02/05

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2004	0.00%	232	10.429263	2,420	4.23%	4.29%	05/03/04

Gartmore GVIT – Investor Destinations Conservative Fund – Class VI
2006	0.00%	2,544	10.985285	27,947	2.88%	6.13%
2005	0.00%	4,990	10.350568	51,649	1.90%	3.51%	05/02/05

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.00%	2,734	12.739401	34,830	2.04%	11.35%
2005	0.00%	6,366	11.440576	72,831	2.62%	5.34%
2004	0.00%	468	10.860228	5,083	1.54%	8.60%	05/03/04

Gartmore GVIT – Investor Destinations Moderate Fund – Class VI
2006	0.00%	27,930	11.997767	335,098	2.71%	11.44%
2005	0.00%	14,960	10.765754	161,056	2.34%	7.66%	05/02/05

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.00%	6,138	13.605809	83,512	2.13%	14.54%
2005	0.00%	7,256	11.878625	86,191	2.29%	7.07%
2004	0.00%	2,082	11.094081	23,098	0.82%	10.94%	05/03/04

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class VI
2006	0.00%	25,380	12.629205	320,529	2.85%	14.56%
2005	0.00%	11,276	11.024077	124,307	2.21%	10.24%	05/02/05

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.00%	216	12.073257	2,608	2.74%	8.42%
2005	0.00%	220	11.135379	2,450	2.11%	4.49%
2004	0.00%	232	10.657326	2,472	4.19%	6.57%	05/03/04

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class VI
2006	0.00%	2,712	11.442941	31,033	2.56%	8.39%
2005	0.00%	5,696	10.556801	60,132	1.93%	5.57%	05/02/05

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.00%	282	14.845789	4,187	0.00%	9.91%
2005	0.00%	356	13.507474	4,809	0.00%	9.74%
2004	0.00%	496	12.308466	6,105	0.00%	15.34%

Gartmore GVIT – Mid Cap Growth Fund – Class III
2006	0.00%	1,470	12.895981	18,957	0.00%	9.93%
2005	0.00%	1,624	11.730689	19,051	0.00%	17.31%	05/02/05

Gartmore GVIT – Money Market Fund II – Class I
2006	0.00%	2,220,642	10.693892	23,747,306	4.02%	4.11%
2005	0.00%	1,663,006	10.272104	17,082,571	2.50%	2.26%
2004	0.00%	514,102	10.044777	5,164,040	0.62%	0.41%
2003	0.00%	16,351	10.003329	163,564	0.06%	0.03%	08/29/03

Gartmore GVIT – Nationwide® Fund – Class II
2006	0.00%	966	14.395658	13,906	0.92%	13.40%
2005	0.00%	1,130	12.694519	14,345	0.42%	7.04%
2004	0.00%	9,566	11.859676	113,450	24.99%	9.53%

Gartmore GVIT – Nationwide® Fund – Class III
2006	0.00%	2,316	12.620064	29,228	1.16%	13.71%
2005	0.00%	1,560	11.098742	17,314	0.83%	10.99%	05/02/05

Gartmore GVIT – Small Cap Growth Fund – Class II
2006	0.00%	204	12.936937	2,639	0.00%	2.99%
2005	0.00%	222	12.561849	2,789	0.00%	7.73%
2004	0.00%	284	11.660011	3,311	0.00%	13.17%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Small Cap Growth Fund – Class III
2006	0.00%	102	$12.403041	$1,265	0.00%	3.23%
2005	0.00%	48	12.015208	577	0.00%	20.15%	05/02/05

Gartmore GVIT – Small Cap Value Fund – Class I
2004	0.00%	1,850	13.422532	24,832	0.00%	17.00%

Gartmore GVIT – Small Cap Value Fund – Class II
2006	0.00%	256	16.154401	4,136	0.15%	17.10%
2005	0.00%	1,076	13.795785	14,844	0.00%	2.78%

Gartmore GVIT – Small Cap Value Fund – Class III
2006	0.00%	2,216	13.435365	29,773	0.47%	17.37%
2005	0.00%	1,502	11.447242	17,194	0.12%	14.47%	05/02/05

Gartmore GVIT – Small Company Fund – Class I
2004	0.00%	2,002	13.021653	26,069	0.00%	18.78%

Gartmore GVIT – Small Company Fund – Class II
2006	0.00%	1,682	16.298982	27,415	0.05%	11.75%
2005	0.00%	2,012	14.584947	29,345	0.00%	12.01%

Gartmore GVIT – Small Company Fund – Class III
2006	0.00%	4,922	13.104467	64,500	0.33%	12.07%
2005	0.00%	1,232	11.693622	14,407	0.00%	16.94%	05/02/05

Rydex Variable Trust Portfolios – Absolute Return Strategies Fund
2006	0.00%	34,066	10.296439	350,758	1.53%	2.96%	05/01/06

Rydex Variable Trust Portfolios – Banking Fund
2006	0.00%	22,686	13.994135	317,471	2.27%	11.25%
2005	0.00%	2,582	12.579511	32,480	4.89%	-2.77%
2004	0.00%	4,394	12.937277	56,846	0.29%	14.74%

Rydex Variable Trust Portfolios – Basic Materials Fund
2006	0.00%	17,404	17.944662	312,309	1.41%	22.29%
2005	0.00%	4,112	14.673284	60,337	0.40%	4.04%
2004	0.00%	10,942	14.103745	154,323	0.08%	20.83%

Rydex Variable Trust Portfolios – Biotechnology Fund
2006	0.00%	6,516	11.161543	72,729	0.00%	-3.32%
2005	0.00%	23,156	11.545119	267,339	0.00%	10.67%
2004	0.00%	7,664	10.432198	79,952	0.00%	1.10%

Rydex Variable Trust Portfolios – Commodities Fund
2006	0.00%	7,690	7.651770	58,842	0.00%	-23.48%	05/01/06

Rydex Variable Trust Portfolios – Consumer Products Fund
2006	0.00%	23,366	14.388183	336,194	1.29%	17.42%
2005	0.00%	1,342	12.253101	16,444	0.53%	-0.40%
2004	0.00%	8,724	12.301853	107,321	0.09%	13.30%

Rydex Variable Trust Portfolios – Dynamic Dow Fund
2006	0.00%	42,684	13.643242	582,348	0.63%	30.54%
2005	0.00%	53,398	10.451225	558,075	1.00%	-3.81%
2004	0.00%	67,110	10.864909	729,144	24.03%	8.65%	05/03/04

Rydex Variable Trust Portfolios – Dynamic OTC Fund
2006	0.00%	96,492	13.096608	1,263,718	0.08%	4.86%
2005	0.00%	146,814	12.489256	1,833,598	0.00%	-3.03%
2004	0.00%	79,288	12.879723	1,021,207	1.71%	14.21%

Rydex Variable Trust Portfolios – Dynamic S&P 500 Fund
2006	0.00%	38,340	17.688405	678,173	1.33%	23.70%
2005	0.00%	24,328	14.299570	347,880	0.08%	3.38%
2004	0.00%	67,356	13.831516	931,636	0.00%	16.90%
2003	0.00%	14	11.832066	166	0.00%	18.32%	09/02/03

Rydex Variable Trust Portfolios – Dynamic Strengthening Dollar Fund
2006	0.00%	788	9.856941	7,767	0.89%	-1.43%	05/01/06

Rydex Variable Trust Portfolios – Dynamic Weakening Dollar Fund
2006	0.00%	20,884	10.481591	218,898	4.51%	4.82%	05/01/06

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust Portfolios – Electronics Fund
2006	0.00%	3,472	$8.901590	$30,906	0.00%	2.49%
2005	0.00%	6,830	8.685720	59,323	0.00%	3.87%
2004	0.00%	26,786	8.361905	223,982	0.00%	-21.98%
2003	0.00%	331	10.717460	3,547	0.00%	7.17%	09/02/03

Rydex Variable Trust Portfolios – Energy Fund
2006	0.00%	13,530	23.196806	313,853	0.00%	11.93%
2005	0.00%	14,022	20.725001	290,606	0.02%	38.54%
2004	0.00%	9,006	14.959597	134,726	0.01%	32.27%

Rydex Variable Trust Portfolios – Energy Services Fund
2006	0.00%	8,584	22.907246	196,636	0.00%	10.98%
2005	0.00%	15,384	20.640855	317,539	0.00%	48.30%
2004	0.00%	6,832	13.918556	95,092	0.00%	33.74%

Rydex Variable Trust Portfolios – Europe Advantage Fund
2006	0.00%	47,634	20.459178	974,552	3.26%	29.51%
2005	0.00%	11,096	15.797477	175,289	0.69%	6.36%
2004	0.00%	10,914	14.853477	162,111	33.87%	16.15%

Rydex Variable Trust Portfolios – Financial Services Fund
2006	0.00%	9,832	15.594448	153,325	1.39%	16.73%
2005	0.00%	3,668	13.359373	49,002	1.03%	3.38%
2004	0.00%	6,502	12.922869	84,024	0.37%	17.12%

Rydex Variable Trust Portfolios – Government Long Bond Advantage Fund
2006	0.00%	11,224	11.738115	131,749	4.62%	-3.15%
2005	0.00%	57,198	12.119946	693,237	4.23%	7.69%
2004	0.00%	6,408	11.254914	72,121	3.37%	8.36%

Rydex Variable Trust Portfolios – Health Care Fund
2006	0.00%	29,212	13.213853	386,003	0.00%	5.11%
2005	0.00%	12,090	12.571123	151,985	0.00%	10.64%
2004	0.00%	5,430	11.361762	61,694	0.00%	6.22%

Rydex Variable Trust Portfolios – Hedged Equity Fund
2006	0.00%	18,870	10.220049	192,852	2.17%	2.20%	05/01/06

Rydex Variable Trust Portfolios – Internet Fund
2006	0.00%	12,320	14.400151	177,410	0.00%	9.70%
2005	0.00%	10,806	13.126669	141,847	0.00%	-1.38%
2004	0.00%	8,104	13.309860	107,863	0.00%	15.87%
2003	0.00%	306	11.486698	3,515	0.00%	14.87%	09/02/03

Rydex Variable Trust Portfolios – Inverse Dynamic Dow Fund
2006	0.00%	18,194	7.038825	128,064	1.53%	-21.77%
2005	0.00%	9,932	8.997359	89,362	1.51%	1.63%
2004	0.00%	11,886	8.853319	105,231	0.00%	-11.47%	05/03/04

Rydex Variable Trust Portfolios – Inverse Government Long Bond Fund
2006	0.00%	100,194	8.453350	846,975	4.68%	8.11%
2005	0.00%	18,996	7.819540	148,540	0.00%	-5.24%
2004	0.00%	45,952	8.251871	379,190	0.00%	-10.67%

Rydex Variable Trust Portfolios – Inverse Mid-Cap Fund
2006	0.00%	22,088	7.778040	171,801	0.77%	-3.83%
2005	0.00%	1,968	8.087487	15,916	0.37%	-8.16%
2004	0.00%	8	8.806000	70	0.00%	-11.94%	05/03/04

Rydex Variable Trust Portfolios – Inverse OTC Fund
2006	0.00%	42,542	8.020429	341,205	3.46%	-1.40%
2005	0.00%	30,592	8.134507	248,851	0.00%	1.27%
2004	0.00%	706	8.032405	5,671	0.00%	-11.83%

Rydex Variable Trust Portfolios – Inverse Russell 2000 Fund
2006	0.00%	31,834	7.310059	232,708	1.74%	-11.95%
2005	0.00%	9,506	8.302632	78,925	0.79%	-3.05%
2004	0.00%	2	8.564000	17	0.00%	-14.36%	05/03/04

Rydex Variable Trust Portfolios – Inverse S&P 500 Fund
2006	0.00%	100,746	7.537297	759,353	7.68%	-7.50%
2005	0.00%	85,596	8.148729	697,499	0.00%	-0.77%
2004	0.00%	1,028	8.212022	8,442	0.00%	-10.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust Portfolios – Japan Advantage Fund
2006	0.00%	57,286	$15.138532	$867,226	4.87%	5.14%
2005	0.00%	33,996	14.398959	489,507	0.00%	20.35%
2004	0.00%	8,582	11.964662	102,681	0.00%	10.33%

Rydex Variable Trust Portfolios – Large Cap Growth Fund
2006	0.00%	60,544	11.184753	677,170	0.00%	5.40%
2005	0.00%	20,598	10.611331	218,572	0.15%	1.77%
2004	0.00%	25,208	10.426349	262,827	2.64%	4.26%	05/03/04

Rydex Variable Trust Portfolios – Large Cap Value Fund
2006	0.00%	29,590	13.789694	408,037	0.55%	17.66%
2005	0.00%	4,670	11.719808	54,732	0.37%	4.19%
2004	0.00%	9,168	11.248572	103,127	1.02%	12.49%	05/03/04

Rydex Variable Trust Portfolios – Leisure Fund
2006	0.00%	16,964	16.190743	274,660	0.00%	23.47%
2005	0.00%	140	13.113391	1,836	0.00%	-4.87%
2004	0.00%	12,566	13.784595	173,217	0.00%	23.86%

Rydex Variable Trust Portfolios – Mid Cap Advantage Fund
2006	0.00%	39,476	17.575073	693,794	0.32%	10.46%
2005	0.00%	47,902	15.910246	762,133	0.00%	14.07%
2004	0.00%	35,336	13.948005	492,867	0.00%	22.14%

Rydex Variable Trust Portfolios – Mid Cap Growth Fund
2006	0.00%	39,714	12.474351	495,406	0.00%	3.13%
2005	0.00%	31,840	12.096000	385,137	0.00%	11.46%
2004	0.00%	23,814	10.852000	258,430	0.00%	8.52%	05/03/04

Rydex Variable Trust Portfolios – Mid Cap Value Fund
2006	0.00%	22,946	14.609575	335,231	1.45%	17.08%
2005	0.00%	2,706	12.478766	33,768	0.18%	8.32%
2004	0.00%	19,082	11.520171	219,828	0.04%	15.20%	05/03/04

Rydex Variable Trust Portfolios – Multi Cap Core Equity Fund
2006	0.00%	1,818	10.606110	19,282	0.05%	6.06%	05/01/06

Rydex Variable Trust Portfolios – Nova Fund
2006	0.00%	37,858	16.113126	610,011	1.45%	19.27%
2005	0.00%	39,642	13.509344	535,537	0.27%	3.97%
2004	0.00%	45,914	12.994126	596,612	0.03%	14.62%

Rydex Variable Trust Portfolios – OTC Fund
2006	0.00%	85,150	12.491870	1,063,683	0.00%	5.77%
2005	0.00%	192,028	11.810054	2,267,861	0.00%	1.11%
2004	0.00%	64,918	11.680186	758,254	0.00%	9.35%

Rydex Variable Trust Portfolios – Precious Metals Fund
2006	0.00%	74,170	15.607933	1,157,640	0.00%	21.43%
2005	0.00%	28,740	12.853586	369,412	0.00%	20.89%
2004	0.00%	7,414	10.632748	78,831	0.00%	-14.21%

Rydex Variable Trust Portfolios – Real Estate Fund
2006	0.00%	22,910	20.114577	460,825	2.34%	30.72%
2005	0.00%	7,876	15.387085	121,189	1.68%	7.15%
2004	0.00%	9,892	14.360615	142,055	0.86%	29.54%

Rydex Variable Trust Portfolios – Retailing Fund
2006	0.00%	1,530	12.873816	19,697	0.00%	10.08%
2005	0.00%	1,402	11.695368	16,397	0.00%	5.48%
2004	0.00%	1,914	11.088014	21,222	0.00%	10.06%

Rydex Variable Trust Portfolios – Russell 2000 Advantage Fund
2006	0.00%	230,052	17.947904	4,128,951	0.53%	20.85%
2005	0.00%	123,690	14.851425	1,836,973	4.59%	3.92%
2004	0.00%	270,782	14.291895	3,869,988	0.00%	25.20%

Rydex Variable Trust Portfolios – Sector Rotation Fund
2006	0.00%	35,262	14.831991	523,006	0.00%	11.39%
2005	0.00%	19,448	13.315851	258,967	0.00%	13.71%
2004	0.00%	11,686	11.710392	136,848	0.00%	10.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust Portfolios – Small Cap Growth Fund
2006	0.00%	39,338	$13.250290	$521,240	0.00%	7.73%
2005	0.00%	20,828	12.299413	256,172	0.00%	6.20%
2004	0.00%	29,966	11.581557	347,053	0.00%	15.82%	05/03/04

Rydex Variable Trust Portfolios – Small Cap Value Fund
2006	0.00%	16,374	14.581618	238,759	0.91%	19.21%
2005	0.00%	7,718	12.232292	94,409	0.00%	3.64%
2004	0.00%	17,220	11.803243	203,252	0.09%	18.03%	05/03/04

Rydex Variable Trust Portfolios – Technology Fund
2006	0.00%	9,496	11.704717	111,148	0.00%	5.89%
2005	0.00%	13,002	11.053572	143,719	0.00%	3.11%
2004	0.00%	2,962	10.720064	31,753	0.00%	1.15%
2003	0.00%	323	10.598204	3,423	0.00%	5.98%	09/02/03

Rydex Variable Trust Portfolios – Telecommunications Fund
2006	0.00%	14,842	15.070863	223,682	1.75%	19.51%
2005	0.00%	3,024	12.610236	38,133	0.00%	1.16%
2004	0.00%	742	12.465243	9,249	0.00%	12.68%

Rydex Variable Trust Portfolios – Transportation Fund
2006	0.00%	9,154	15.274190	139,820	0.00%	7.38%
2005	0.00%	9,142	14.223953	130,035	0.00%	8.48%
2004	0.00%	4,710	13.111746	61,756	0.00%	22.99%

Rydex Variable Trust Portfolios – Utilities Fund
2006	0.00%	28,552	17.054864	486,950	3.40%	20.96%
2005	0.00%	9,710	14.099167	136,903	0.64%	10.56%
2004	0.00%	6,982	12.752103	89,035	2.24%	17.31%

Contract Owners’ Equity Total By Year

2006				$49,923,397

2005				$33,437,814

2004				$18,547,439

2003				$174,215

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

     Contract Owners of Nationwide VLI Separate Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-6 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
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